Promissory Notes (Details) (USD $)	1 Months Ended
	Aug. 21, 2012	Oct. 03, 2012	Sep. 30, 2012	Sep. 28, 2012	Sep. 30, 2011
Promissory Notes [Abstract]
Issuance of promissory note as part of merger transaction	$ 69,771,111		$ 69,771,111
Annual interest rate	4.00%
Annual interest rate after repayment of not less that 50% of the notes and extension of 180 days	10.00%
Conversion price per share	$ 10.0
Senior secured credit facility, maximum borrowing capacity		$ 100,000,000		$ 3,000,000